ACCRUED WARRANTIES (Tables)	12 Months Ended
Jun. 29, 2018
Accrued Warranties [Abstract]
Schedule of Changes in Warranty Liability
Changes in our liability for standard product warranties, which is included as a component of the “Other accrued items” and “Other long-term liabilities” line items in our Consolidated Balance Sheet, during fiscal 2018 and 2017, were as follows:

	2018	2017

	(In millions)
Balance at beginning of fiscal year	$26	$32
Warranty provision for sales	13	14
Settlements	(14)	(16)
Other, including adjustments for acquisitions and foreign currency translation	(1)	(4)
Balance at end of fiscal year	$24	$26